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Summary Prospectus Supplement dated May 31, 2011
The purpose of this mailing is to provide you with changes to the current Summary Prospectuses for Class A, B, C, R, Y and Institutional Class shares of the Fund listed below:
Invesco Core Bond Fund
The following information replaces the table in its entirety appearing under the heading “Management of the Fund” in each prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Chuck Burge	Portfolio Manager	2009
John Craddock	Portfolio Manager	2010”